Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 27, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Sep. 10, 2024	Jun. 30, 2024	Dec. 19, 2023	Aug. 02, 2023	Dec. 07, 2022	Dec. 02, 2022	Dec. 31, 2021	Oct. 05, 2021
Cash equivalents at carrying value		$ 0		$ 0		$ 0	$ 0
Unrecognized tax benefits		0		0		0	0
Recognized of penalties related to underpayment of income tax		12,097		12,097		0
Temporary equity, shares outstanding	766,064							368,879		637,605		1,010,391
Dilutive securities				0	$ 0	0	$ 0
Cash, FDIC insured amount		250,000		250,000		250,000
Offering Costs				42,630,587		42,630,587
Offering Costs Charged To stockholders deficit				42,588,262		42,588,262
Fair Value Of The Founder Shares Attributable To Certain Anchor Investors		$ 20,615,450		20,615,450		20,615,450									$ 20,615,450
Offering Costs Charged To Income Statement				$ 41,314		$ 41,314
Effective income tax rate		6.01%	2.34%	3.80%	1.39%	(1.70%)	34.20%
Effective income tax rate, statutory tax rate		21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Cash withdrawn from trust account to pay tax obligations		$ 35,400		$ 35,400		$ 35,400
Private Placement Warrants [Member]
Offering Costs Allocated To Warrant Liabilities				$ 1,011		$ 1,011
Common Stock Class A [Member]
Temporary equity, shares outstanding		368,879		368,879		637,605	1,010,391
Class of Warrant or Right, exercisable to purchase Stocks		15,455,000		15,455,000		15,455,000
Common stock, shares outstanding		4,910,000		4,910,000		4,910,000	910,000	268,726	4,910,000	128,459			28,989,609
Common stock, value outstanding								$ 2,900,000		$ 1,400,000			$ 293,500,000
Common stock, par or stated value per share		$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001	$ 10.9		$ 10.62	$ 0.0001		$ 10.12
Redemption value per share		$ 10.87		$ 10.87		$ 10.63	$ 10.37							$ 10.05
Common Stock Class A [Member] | Sponsor [Member]
Common stock, par or stated value per share	$ 10.29												$ 10.29
Number of stock bought back by the entity at the exercise price or redemption price	244,327
Stock redemption price per share	2.50%